Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INTEREST INCOME:
Interest and fees on loans	$ 36,669	$ 36,679	$ 38,406
Interest and dividends on securities	1,872	2,070	2,662
Other interest income	593	609	268
TOTAL INTEREST INCOME	39,134	39,358	41,336
INTEREST EXPENSE:
Deposits	4,101	5,290	7,161
Advances from Federal Home Loan Bank	3,979	3,878	4,543
TOTAL INTEREST EXPENSE	8,080	9,168	11,704
NET INTEREST INCOME	31,054	30,190	29,632
PROVISION FOR LOAN LOSSES	1,910	3,900	3,896
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	29,144	26,290	25,736
NON-INTEREST INCOME:
Total other-than temporary impairment losses	(35)	(532)	(451)
Portion of impairment losses recognized in or reclassified from other comprehensive loss	(93)	246	274
Net impairment losses recognized in earnings	(128)	(286)	(177)
Service charges and other	14,341	14,779	15,227
Gain on sale of premises and equipment	205	103	0
Gain on securities	167	96	90
Impairments of equity securities	0	0	(53)
Gain on sale of loans	95	25	13
Other income	830	826	860
TOTAL NON-INTEREST INCOME	15,510	15,543	15,960
NON-INTEREST EXPENSE:
Compensation and employee benefits	18,425	16,717	16,414
Occupancy, equipment and date processing expense	6,500	6,120	6,329
Marketing and professional fees	3,123	2,776	2,558
Deposit insurance premiums	550	725	1,081
Louisiana shares tax	568	577	513
Other operating expenses	4,548	4,216	4,334
TOTAL NON-INTEREST EXPENSE	33,714	31,131	31,229
INCOME BEFORE INCOME TAXES	10,940	10,702	10,467
INCOME TAXES	3,655	3,474	3,366
NET INCOME	$ 7,285	$ 7,228	$ 7,101
BASIC EARNINGS PER COMMON SHARE	$ 3.55	$ 3.49	$ 3.40
DILUTED EARNINGS PER COMMON SHARE	$ 3.51	$ 3.45	$ 3.37
DIVIDENDS PER SHARE	$ 1.46	$ 1.44	$ 1.42